TAXES (Tables)	6 Months Ended
Sep. 30, 2025
TAXES
Schedule of components of income tax provision

	For the Six Months Ended
	September 30,
	2025	2024
	(Unaudited)	(Unaudited)
Current tax provision
Cayman Islands	$—	$—
Hong Kong	—	—
China	597,736	471,296
	597,736	471,296
Deferred tax provision
Cayman Islands	—	—
Hong Kong	—	—
China	(91,394)	(36,595)
	(91,394)	(36,595)
Income tax provision	$506,342	$434,701

Schedule of income tax rate reconciliation

	For the six months ended
	September 30,
	2025	2024
	(Unaudited)	(Unaudited)
China statutory income tax rate	25.0%	25.0%
Effect of tax holiday and preferential tax rate	(8.6)%	(7.9)%
Effect of tax rates in foreign jurisditions	0.0%	1.8%
Effect of credit loss	0.8%	1.6%
Effect of non-deductible expense	0.0%	0.2%
Research and development tax credit	(0.6)%	(1.0)%
Change in valuation allowance	(0.7)%	(1.2)%
Effective income tax rate	15.9%	18.4%

Schedule of company's deferred tax assets

	September 30,	March 31,
	2025	2025
	(Unaudited)
Deferred tax assets:
Net operating loss carry-forwards	$94,932	$31,579
Allowance for doubtful accounts	140,154	108,798
Total	235,086	140,377
Valuation allowance	—	—
Total deferred tax assets	$235,086	$140,377

Schedule of taxes payable

	September 30, 2025	March 31, 2025
	(Unaudited)
Income tax payable	$3,930,824	$3,260,835
Value added tax payable	9,823	9,441
Other taxes payable	7,001	4,605
Total taxes payable	$3,947,648	$3,274,881